Loans, net - Summary of credit quality and maximum exposure to credit risk (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	S/ 49,229,448	S/ 46,520,382
Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	50,415,364	48,249,158	S/ 47,025,350
Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,508,332	3,410,030
Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	23,214	36,257
Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,224,479	1,474,431
Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,068,694	4,743,480
Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,181	6,181
Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	17,767	9,619
Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	22,770,495	21,155,476
Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,115,088	1,795,667
Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	23,214	36,257
Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	299,250	361,902
Consumer
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	15,036,411	16,325,460
Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	689,084	1,046,831
Consumer | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Consumer | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	514,691	733,096
Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,571,300	9,834,398
Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	566,885	461,973
Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	325,095	273,405
Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,037,158	933,824
Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	137,275	105,559
Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	85,443	106,028
High grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	32,525,279	36,167,038
High grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,465,335	4,446,517
High grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,927,895	15,835,246
High grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,943,081	11,675,015
High grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	8,427,210	8,106,314
High grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,227,093	550,463
Standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,846,647	4,343,148
Standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,174,561	247,239
Standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	7,299,079	2,361,764
Standard grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,530,724	1,397,871
Standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	532,637	451,092
Standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	484,207	132,421
Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,287,413	2,818,254
Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	404,850	33,924
Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,105,969	764,640
Sub-standard grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,358,831	1,472,647
Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	719,473	541,614
Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	103,140	39,353
Stage 1 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	44,558,064	41,248,010	41,798,055
Stage 1 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,335,553	1,949,892
Stage 1 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,762,187	4,024,255
Stage 1 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	20,431,597	18,208,958
Stage 1 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	770,026	1,431,064
Stage 1 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Consumer
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	12,899,027	13,355,812
Stage 1 [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	180,748	217,712
Stage 1 [member] | Consumer | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Consumer | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,577,118	8,981,439
Stage 1 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	322,348	261,100
Stage 1 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,650,322	701,801
Stage 1 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	62,431	40,016
Stage 1 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 1 [member] | High grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	32,184,807	35,098,364
Stage 1 [member] | High grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,434,095	3,988,999
Stage 1 [member] | High grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,636,968	14,979,356
Stage 1 [member] | High grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	10,914,268	11,475,514
Stage 1 [member] | High grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	8,407,045	8,093,031
Stage 1 [member] | High grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,226,526	550,463
Stage 1 [member] | Standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	8,332,692	2,832,251
Stage 1 [member] | Standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,055,740	32,433
Stage 1 [member] | Standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,274,653	1,347,961
Stage 1 [member] | Standard grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,210,504	945,060
Stage 1 [member] | Standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	528,923	433,968
Stage 1 [member] | Standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	318,612	105,262
Stage 1 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,705,012	1,367,503
Stage 1 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	272,352	2,823
Stage 1 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,749,950	450,577
Stage 1 [member] | Sub-standard grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	593,507	717,526
Stage 1 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	318,802	193,340
Stage 1 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	42,753	6,060
Stage 2 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,609,607	5,490,460	4,037,168
Stage 2 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,172,779	1,460,138
Stage 2 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	282,559	703,425
Stage 2 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,016,434	2,548,359
Stage 2 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	345,062	364,603
Stage 2 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Consumer
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,622,693	2,236,552
Stage 2 [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	508,336	829,119
Stage 2 [member] | Consumer | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Consumer | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	669,087	579,554
Stage 2 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	244,537	200,873
Stage 2 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	301,393	125,995
Stage 2 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	74,844	65,543
Stage 2 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 2 [member] | High grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	340,472	1,068,674
Stage 2 [member] | High grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	31,240	457,518
Stage 2 [member] | High grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	290,927	855,890
Stage 2 [member] | High grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	28,813	199,501
Stage 2 [member] | High grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	20,165	13,283
Stage 2 [member] | High grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	567	0
Stage 2 [member] | Standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,513,955	1,510,897
Stage 2 [member] | Standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	118,821	214,806
Stage 2 [member] | Standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,024,426	1,013,803
Stage 2 [member] | Standard grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	320,220	452,811
Stage 2 [member] | Standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,714	17,124
Stage 2 [member] | Standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	165,595	27,159
Stage 2 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,582,401	1,450,751
Stage 2 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	132,498	31,101
Stage 2 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	356,019	314,063
Stage 2 [member] | Sub-standard grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	765,324	755,121
Stage 2 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	400,671	348,274
Stage 2 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	60,387	33,293
Stage 3 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,247,693	1,510,688	S/ 1,190,127
Stage 3 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	23,214	36,257
Stage 3 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,224,479	1,474,431
Stage 3 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	23,948	15,800
Stage 3 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,181	6,181
Stage 3 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	17,767	9,619
Stage 3 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	322,464	398,159
Stage 3 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	23,214	36,257
Stage 3 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	299,250	361,902
Stage 3 [member] | Consumer
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	514,691	733,096
Stage 3 [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Consumer | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Consumer | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	514,691	733,096
Stage 3 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	325,095	273,405
Stage 3 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	325,095	273,405
Stage 3 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	85,443	106,028
Stage 3 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	85,443	106,028
Stage 3 [member] | High grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | High grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Consumer | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	0
Stage 3 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	S/ 0	S/ 0